Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company’s executive compensation aligns with the Company’s performance, refer to “Compensation Discussion and Analysis.” The Compensation Committee did not consider the Compensation Actually Paid measure below in making its compensation decisions for any of the years shown below given the timing of the new required disclosure.

							Value of Initial Fixed $100 Investment Based on (4) :
Year	Summary Compensation Table Total for Richard E. Allison, Jr. (1) ($)	Summary Compensation Table Total for Russell J. Weiner (1) ($)	Compensation Actually Paid to Richard E. Allison, Jr. (1)(2)(3) ($)	Compensation Actually Paid to Russell J. Weiner (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ Millions)	Adjusted Total Segment Income ($ Millions) (5)
2022	1,577,173	6,636,731	(5,565,349)	(27,849)	3,222,641	2,114,168	121.37	133.03	452.3	894.7
2021	7,138,002	—	18,863,088	—	2,669,548	4,929,996	195.37	145.93	510.5	893.1
2020	6,295,230	—	11,228,320	—	2,549,825	3,491,928	131.65	119.57	491.3	821.3

(1)
Richard E. Allison, Jr. was our principal executive officer (PEO) from July 2018 to April 30, 2022. Russell J. Weiner became our PEO on May 1, 2022. The individuals comprising the
N
on-PEO

named executive officers (“NEOs”) for e
ach year presented are listed below.

2020	2021	2022
Stuart A. Levy	Russell J. Weiner	Sandeep Reddy

Russell J. Weiner	Joseph H. Jordan	Joseph H. Jordan

Joseph H. Jordan	Kevin S. Morris	Kelly E. Garcia

Kevin S. Morris	Stuart A. Levy	Arthur P. D’Elia

Jeffrey D. Lawrence

J. Kevin Vasconi

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. To calculate Compensation Actually Paid, the totals included in the Exclusion of Stock Awards and Option Awards column were subtracted and the totals in the Inclusion of Equity Values column were added to the Summary Compensation Table Total for the PEOs and the
Non-PEO
NEOs.

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088
2020	6,295,230	(2,401,324)	7,334,414	11,228,320

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996
2020	2,549,825	(1,040,910)	1,983,013	3,491,928

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216
2020	1,989,134	3,628,559	1,716,721	—	7,334,414

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515
2020	493,333	817,596	672,084	—	1,983,013

(4)
The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Restaurants
Sub-Index
(“Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the 2022
10-K
.
The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s common stock and in the Index, respectively. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted Total Segment Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in fiscal 2022. Adjusted Total Segment Income is measured as Segment Income as defined by the Company under ASC 280 with certain adjustments as described under “Compensation Discussion and Analysis—Components of Total Direct Compensation—Annual Performance Incentives.” This performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Total Segment Income
Named Executive Officers, Footnote [Text Block]
(1)
Richard E. Allison, Jr. was our principal executive officer (PEO) from July 2018 to April 30, 2022. Russell J. Weiner became our PEO on May 1, 2022. The individuals comprising the
N
on-PEO

named executive officers (“NEOs”) for e
ach year presented are listed below.

2020	2021	2022
Stuart A. Levy	Russell J. Weiner	Sandeep Reddy

Russell J. Weiner	Joseph H. Jordan	Joseph H. Jordan

Joseph H. Jordan	Kevin S. Morris	Kelly E. Garcia

Kevin S. Morris	Stuart A. Levy	Arthur P. D’Elia

Jeffrey D. Lawrence

J. Kevin Vasconi

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Restaurants
Sub-Index
(“Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the 2022
10-K

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088
2020	6,295,230	(2,401,324)	7,334,414	11,228,320

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996
2020	2,549,825	(1,040,910)	1,983,013	3,491,928

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216
2020	1,989,134	3,628,559	1,716,721	—	7,334,414

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515
2020	493,333	817,596	672,084	—	1,983,013

Non-PEO NEO Average Total Compensation Amount	$ 3,222,641	$ 2,669,548	$ 2,549,825
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,114,168	4,929,996	3,491,928
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088
2020	6,295,230	(2,401,324)	7,334,414	11,228,320

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996
2020	2,549,825	(1,040,910)	1,983,013	3,491,928

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216
2020	1,989,134	3,628,559	1,716,721	—	7,334,414

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515
2020	493,333	817,596	672,084	—	1,983,013

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The amount of compensation actually paid to Messrs. Allison and Weiner during their respective tenures as the Company’s Chief Executive Officer and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Messrs. Allison and Weiner) is generally aligned with the Company’s cumulative TSR over the three years presented in the table; the amount of compensation actually paid to each of Mr. Allison and the Company’s named executive officers as a group (excluding Mr. Allison) in 2020 and 2021 is higher than the amount of compensation actually paid to Messrs. Weiner and Allison and the Company’s named executive officers as a group (excluding Messrs. Allison and Weiner) in 2022, which directionally aligns with the Company’s TSR over each respective year. Compensation actually paid is aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid to Messrs. Allison and Weiner and to the other named executive officers is comprised of equity awards that are directly tied to Company stock price performance. As described in more detail in “Compensation Discussion and Analysis,” the Company targets that approximately 54% of the value of total compensation awarded to the named executive officers currently employed with the Company is to be comprised of long-term incentive compensation awards, including PSUs, RSUs and stock options.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The amount of compensation actually paid to Messrs. Allison and Weiner during their respective tenures as the Company’s Chief Executive Officer and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Messrs. Allison and Weiner) is generally aligned with the Company’s net income over the three years presented in the table; the amount of compensation actually paid to each of Mr. Allison and the Company’s named executive officers as a group (excluding Mr. Allison) in 2020 and 2021 is higher than the amount of compensation actually paid to Messrs. Weiner and Allison and the Company’s named executive officers as a group (excluding Messrs. Allison and Weiner) in 2022, which directionally aligns with the Company’s net income in each respective year. While the Company does not use net income as a performance measure in the overall executive compensation program, Total Segment Income, which the Company does use when setting goals for the Company’s short-term incentive compensation program and for the PSUs that are awarded to the named executive officers, is the primary driver of the measure of net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted Total Segment Income
The amount of compensation actually paid to Messrs. Allison and Weiner during their respective tenures as the Company’s Chief Executive Officer and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Messrs. Allison and Weiner) is generally aligned w ith the year-over-year g
rowth of the Company’s Adjusted Total Segment Income over the three years presented in the table; the amount of compensation actually paid to each of Mr. Allison and the Company’s named executive officers as a group (excluding Mr. Allison) in 2020 and 2021 is higher than the amount of compensation actually paid to Messrs. Weiner and Allison and the Company’s named executive officers as a group (excluding Messrs. Allison and Weiner) in 2022, which directionally aligns with the year-over-year growth
of the Company’s Adjusted Total Segment Income in each respective year. The Company utilizes Total Segment Income when setting goals under the Company’s short-term incentive compensation program, as well as when setting goals for the PSUs that are awarded to the named executive officers. The amounts earned under both programs are based, in part, on the Company’s Adjusted Total Segment Income for the respective performance period. Adjusted Total Segment Income is measured as Segment Income as defined by the Company under ASC 280, with certain adjustments as described under “Compensation Discussion and Analysis—Components of Total Direct Compensation—Annual Performance Incentives.” While the Company uses several financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Total Segment Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the company’s named executive officers in fiscal 2022 to Company performance. As described in more detail in “Compensation Discussion and Analysis,” the Company targets that approximately 14% of the value of total compensation awarded to the named executive officers currently employed with the Company is to be comprised of PSUs under the EIP and approximately 25% of the value of total compensation awarded to the named executive officers currently employed with the Company consists of annual performance cash incentives under the AIP.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The Company’s cumulative TSR over the three-year period presented in the table was approximately 21.8%, while the cumulative TSR of the peer group presented for this purpose, the S&P Composite 1500 Restaurants
Sub-Index,
was approximately 33.0% over the three years presented in the table. The Company’s cumulative TSR outperformed the S&P Composite 1500 Restaurants
Sub-Index
during the first two years presented in the table, representing the Company’s outperformance as compared to the companies comprising the S&P Composite 1500 Restaurants
Sub-Index
comparison group, before ultimately underperforming the S&P Composite 1500 Restaurants
Sub-Index
in the third year presented in the table. The Company’s TSR performance for the immediately preceding two years far exceeded the performance of the S&P Composite 1500 Restaurants
Sub-Index,
and when the five-year TSR is compared to that of the S&P Composite 1500 Restaurants
Sub-Index,
the Company has significantly outperformed the comparison group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

Tabular List [Table Text Block]
The following list presents the most i
mportant financial performance measure
s used by the Company to link executive compensation actually paid to the Company’s named executive officers in fiscal 2022 to the Company’s performance. The measures in this list are not ranked.

•	Adjusted Total Segment Income

•	Global retail sales, excluding foreign currency impact

•	Relative total shareholder return (the Company’s TSR as compared to the S&P 500 Index comparison group established by the Compensation Committee)

Total Shareholder Return Amount	$ 121.37	195.37	131.65
Peer Group Total Shareholder Return Amount	133.03	145.93	119.57
Net Income (Loss)	$ 452,300,000	$ 510,500,000	$ 491,300,000
Company Selected Measure Amount	894.7	893.1	821.3
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Total Segment Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Global retail sales, excluding foreign currency impact
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return (the Company’s TSR as compared to the S&P 500 Index comparison group established by the Compensation Committee)
Richard E. Allison, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,577,173	$ 7,138,002	$ 6,295,230
PEO Actually Paid Compensation Amount	$ (5,565,349)	18,863,088	11,228,320
PEO Name	Richard E. Allison, Jr.
Richard E. Allison, Jr. [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (196,857)	(3,460,131)	(2,401,324)
Richard E. Allison, Jr. [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,945,665)	15,185,216	7,334,414
Richard E. Allison, Jr. [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,462,058	1,989,134
Richard E. Allison, Jr. [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(692,267)	7,624,249	3,628,559
Richard E. Allison, Jr. [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,253,398)	2,098,909	1,716,721
Russell J. Weiner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	6,636,731
PEO Actually Paid Compensation Amount	$ (27,849)
PEO Name	Russell J. Weiner
Russell J. Weiner [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,553,658)
Russell J. Weiner [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,110,922)
Russell J. Weiner [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,584,162
Russell J. Weiner [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,645,641)
Russell J. Weiner [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,049,443)
Non-PEO NEO [Member] | Average Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,904,195)	(1,136,067)	(1,040,910)
Non-PEO NEO [Member] | Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	795,722	3,396,515	1,983,013
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,559,241	1,380,101	493,333
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(573,013)	1,658,217	817,596
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (190,506)	590,885	$ 672,084
Non-PEO NEO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (232,688)